CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [text block] [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]

47   CAPITAL

Capital management

Capital is actively managed on an ongoing basis, covering the Group, the Bank on an individual basis and its regulated subsidiaries, including Bank of Scotland plc. Regulatory capital ratios are a key factor in budgeting and planning processes with updates on forecast and stressed ratios reviewed by the Lloyds Banking Group and Ring-Fenced Banks Asset and Liability Committee. Target capital levels take account of regulatory requirements, capacity for growth and to cover uncertainties. Capital policies and procedures are subject to independent oversight.

From 1 January 2019 the Group became subject to separate supervision by the UK Prudential Regulation Authority (PRA) following the entry into force of UK ring-fencing legislation, with the Group becoming the Ring-Fenced Bank sub-group (‘RFB sub-group’) within Lloyds Banking Group. Supervision on a sub-consolidated basis as the RFB sub-group is in addition to the existing supervision applied to the Bank on an individual basis.

The Group measures both its capital requirements and the amount of capital resources it holds to meet those requirements through applying the regulatory framework defined by the Capital Requirements Directive and Regulation (CRD IV), as amended by provisions of the revised Capital Requirements Regulation (CRR II) that came into force in June 2019. Directive requirements are implemented in the UK by the PRA and supplemented through additional regulation under the PRA Rulebook.

The minimum amount of total capital, under Pillar 1 of the regulatory framework, is set at 8 per cent of total risk-weighted assets. At least 4.5 per cent of risk-weighted assets are required to be covered by common equity tier 1 (CET1) capital and at least 6 per cent of risk-weighted assets are required to be covered by tier 1 capital. These minimum Pillar 1 requirements are supplemented by additional minimum requirements under Pillar 2A of the regulatory framework, the aggregate of which is referred to as the Total Capital Requirement (TCR).

Under Pillar 2A, additional requirements are set through the issuance of an Individual Capital Requirement (ICR), which adjusts the Pillar 1 minimum requirement for those risks not covered or not fully covered under Pillar 1. A key input into the PRA’s ICR process is the Group’s own assessment of the amount of capital it needs, a process known as the Internal Capital Adequacy Assessment Process (ICAAP). The Group’s Pillar 2A capital requirement is currently 4.9 per cent of risk-weighted assets, of which 2.7 per cent must be met with CET1 capital.

A range of additional regulatory capital buffers apply under CRD IV, which are required to be met with CET1 capital. These include a capital conservation buffer (2.5 per cent of risk-weighted assets) and a time-varying countercyclical capital buffer (0.9 per cent of risk-weighted assets as at 31 December 2019). In addition, following the entry into force of UK ring-fencing legislation, the Group became subject to a systemic risk buffer (2.0 per cent of risk-weighted assets) which came into effect in August 2019 and is designed to hold systemically important banks to higher capital standards so that they can withstand a greater level of stress before requiring resolution.

Forecast capital positions are subjected to extensive internal stress testing to determine the adequacy of the Group’s capital resources against the minimum requirements, including the ICR. The PRA considers outputs from the Group’s internal stress tests, in conjunction with the Group’s other regulatory capital buffers, as part of the process for informing the setting of a capital buffer for the Group, known as the PRA Buffer. The PRA requires this buffer to remain confidential.

The Group has adopted the IFRS9 transitional arrangements for capital set out under the relevant CRD IV amendment. The arrangements allow for the initial net impact of IFRS 9 on CET1 capital, resulting from the increase in accounting impairment provisions, plus the capital impact of any subsequent increases in Stage 1 and Stage 2 expected credit losses (net of movements in regulatory expected losses), to be phased in over a five year transition period. For 2019 the phase in factor allowed 85 per cent of the resultant transitional adjustment to be added back to CET1 capital. The phase in factor will reduce to 70 per cent in 2020. As at 31 December 2019 no additional capital relief in respect of post 1 January 2018 increases in Stage 1 and Stage 2 expected credit losses (net of movements in regulatory expected losses) has been recognised.

From 1 January 2019 the Group also became subject to the UK Leverage Ratio Framework. The minimum leverage ratio requirement under the Framework is 3.25 per cent. This is supplemented by a time-varying countercyclical leverage buffer (0.3 per cent of the leverage exposure measure at 31 December 2019) and an additional leverage ratio buffer (0.7 per cent of the leverage exposure measure) which reflects the application of the Group’s systemic risk buffer. At least 75 per cent of the 3.25 per cent minimum leverage ratio requirement and the entirety of any leverage buffers that may apply must be met by CET1 capital.

During the year, the individual regulated entities within the Group and the Group itself complied with all of the externally imposed capital requirements to which they are subject.

Regulatory capital development

The regulatory framework within which the Group operates continues to be developed at a global level through the Financial Stability Board (FSB) and Basel Committee on Banking Supervision (BCBS), at a European level mainly through the European Commission (EC) and the issuance of technical standards and guidelines by the European Banking Authority (EBA) and within the UK by the PRA and through directions from the Financial Policy Committee (FPC).The Group continues to monitor these developments very closely, analysing potential capital impacts to ensure the Group and individual regulated entities continue to maintain a strong capital position that exceeds the minimum regulatory requirements and the Group’s risk appetite and is consistent with market expectations.

Capital resources

Regulatory capital is divided into tiers depending on the degree of permanency and loss absorbency exhibited.

–	Common equity tier 1 (CET1) capital represents the strongest form of capital consisting of shareholders’ equity after a number of regulatory adjustments and deductions are applied. These include adjustments for IFRS 9 transitional arrangements, the accrual for foreseeable dividends (where applicable), the elimination of the cash flow hedging reserve and deductions for goodwill, other intangible assets, prudent valuation, the excess of expected losses over impairment provisions, defined benefit pension surplus and deferred tax assets.
–	Fully qualifying additional tier 1 (AT1) capital comprises non-cumulative perpetual securities containing specific provisions to write down the security should the CET1 ratio fall to a defined trigger limit. Under transitional rules for capital, securities that do not qualify in their own right as AT1 capital, but were issued and recognised as eligible tier 1 capital prior to the implementation of CRD IV, can be partially included within AT1 capital (‘grandfathering’), until they are phased out altogether by 2022. To the extent these securities no longer qualify as AT1 capital they may nevertheless still qualify as tier 2 capital either under transitional rules for tier 2 securities or on an end point basis.
–	Tier 2 (T2) capital largely comprises certain other subordinated debt securities that do not qualify as AT1. They must have an original term of at least five years, cannot normally be redeemed within their first five years and are phased out as T2 regulatory capital in the final five years before maturity. Under transitional rules for capital, securities that do not qualify in their own right as T2 capital, but were issued and recognised as eligible T2 capital prior to the implementation of CRD IV, can be partially included within T2 capital (‘grandfathering’), until they are phased out altogether by 2022. Following revisions to eligibility criteria for capital instruments under CRR II, certain tier 2 capital instruments of the Group will cease to qualify as regulatory capital after June 2025 in accordance with the revised transitional rules. Eligible provisions, reflecting the excess of IFRS 9 expected credit losses over corresponding regulatory expected losses, are added back to T2 capital, net of the application of IFRS 9 transitional adjustments.

The Group’s transitional capital resources are summarised as follows:

	2019 £m	2018 £m
Common equity tier 1 capital	24,637	25,457
Additional tier 1 capital	6,905	5,937
Tier 2 capital	6,434	7,087
Total capital	37,976	38,481